Equity	6 Months Ended
Jun. 30, 2021
Equity
Equity

21.    Equity

21.1   Subscribed and paid–in capital

Ecopetrol’s authorized capital is COP$36,540,000, and is divided in 60,000,000,000 ordinary shares, of which 41,116,694,690 have been subscribed, represented by 11.51% (4,731,906,273 shares) of non-government entities and people, and 88.49% (36,384,788,417 shares) held by Government entities. The value of the reserve shares amounts to COP$11,499,933 comprised by 18,883,305,310 shares. As of June 30, 2021, and December 31, 2020, subscribed and paid–in capital is COP$25,040,067. There is no potential dilution of shares.

21.2   Additional and paid–in capital

It mainly corresponds to: (i) surplus with respect to its nominal value derived from the sale of shares upon capitalization in 2007, for COP$4,457,997, (ii) COP$31,377 the value generated by the process of placing the shares on the secondary market, arising from the calling of guarantees from debtors in arrears, according to the provisions of Article 397 of the Code of Commerce, (iii) surplus over nominal value arising from the sale of shares awarded in the second round, which took place in September 2011, in the amount of COP$2,118,468, and (iv) additional paid–in capital receivable of COP$(143).

21.3   Equity reserves

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Legal reserve	4,737,788	4,568,980
Fiscal and statutory reserves	509,082	509,082
Occasional reserves (1)	5,377,359	4,557,074
Total	10,624,229	9,635,136

(1)	Ecopetrol’s General Meeting of Shareholders, held on March 26, 2021, approved the 2020 profit distribution project and recognized a reserve of COP$5,377,359 (2020: COP$4,557,074) in order to support the Company’s financial sustainability and flexibility in development of your strategy.

The movement of the equity reserves is the following:

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Opening balance	9,635,136	3,784,658
Release of reserves	(5,066,156)	(540,826)
Appropriation of reserves	6,055,249	6,391,304
Closing balance	10,624,229	9,635,136

21.4   Retained earnings and payment of dividends

The Group distributes dividends based on Ecopetrol’s separate financial statements prepared under International Financial Reporting Standards accepted in Colombia (NCIF, as its acronym in Spanish).

The General Assembly of Shareholders of Ecopetrol S.A. on March 26, 2021, decreed dividends on the profit for 2020, for a value of $698,984. On April 22, 2021, dividends were paid for $696,387 for 100% of the shareholders, and the subsidiaries paid $454,154. As of June 2021, the total of dividends paid is $1,150,541.

The General Assembly of Shareholders of Ecopetrol S.A. on March 27, 2020, decreed dividends on the profit for 2019, for $ 7,401,005. As of June 2020, dividends have been paid for $1,751,706 to the shareholders, and the subsidiaries paid $584,854. The total of dividends paid is $2,336,560.

21.5   Other comprehensive income

The following is the composition of the other comprehensive results attributable to the shareholders of the parent company, net of deferred income tax:

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Foreign currency translation (1)	14,933,449	11,794,201
Hedges of a net investment in a foreign operation	(3,342,405)	(1,494,926)
Actuarial gain on defined benefit plans	(2,618,880)	(2,260,989)
Cash flow hedges for future exports	(356,505)	(136,470)
Cash flow hedge with derivative instruments	(34,030)	44,132
Others	1,699	1,114
	8,583,328	7,947,062

(1)	Includes the realization of other comprehensive income for COP$ 361,728 from the sale of the participation in the capital stock of Offshore International Group (OIG).